UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2008


                     USAA TAX EXEMPT SHORT-TERM FUND



[LOGO OF USAA]
   USAA(R)

                                 USAA TAX EXEMPT
                                        SHORT-TERM Fund

                                    [GRAPHIC OF USAA TAX EXEMPT SHORT-TERM FUND]

                                  A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   MARCH 31, 2008

Table of CONTENTS
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MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Distributions to Shareholders                                             16

   Report of Independent Registered Public Accounting Firm                   17

   Portfolio of Investments                                                  18

   Notes to Portfolio of Investments                                         31

   Financial Statements                                                      32

   Notes to Financial Statements                                             35

EXPENSE EXAMPLE                                                              47

TRUSTEES' AND OFFICERS' INFORMATION                                          49

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                          IN THE CHAOS OF THIS MARKET SELL-OFF,
[PHOTO OF CHRISTOPHER W. CLAUS]         OPPORTUNITIES HAVE PRESENTED THEMSELVES.

                                                          "

                                                                      April 2008
--------------------------------------------------------------------------------

Does every dark cloud have a silver lining? Investors would be forgiven for wondering about the truth of this aphorism, because it has certainly been put to the test over the last 12 months. Problems in the mortgage sector spilled into most areas of the stock and bond markets, creating a volatile market. But one outcome of the turmoil - a global credit crunch and the unwinding of leveraged investment strategies - has led to an attractive buying opportunity - in fact, among the most attractive many of us at USAA have ever seen - for quality municipal securities.

Municipal bonds always have been favored for their tax-exempt status. The income they generate usually is free from income taxes at the federal and, in some cases, state level. However, as I write to you in mid-April, high-quality municipal securities are trading at unprecedented levels, offering higher yields than Treasuries - a very unusual situation. For instance, on March 31, 2008, the 30-day SEC yield* on the USAA Tax Exempt Long-Term Fund was 4.46%. (To match that, a fully taxable investment for those in the 35% tax bracket must pay 6.86%.)** At the end of the day, it is my opinion that tax-exempt investing doesn't get much better than this.

We are seeing the results of "irrational despondency," in my opinion. As the credit crunch unfolded, many financial institutions had to raise money to fund minimum capital requirements, or in the case of hedge funds, to meet margin calls. Unable to liquidate their lowest-quality holdings, these large investors were forced to sell what they would prefer to keep: their quality municipal bonds. As the selling accelerated and the market was flooded with supply, investors appeared to adopt a negative outlook on the asset class, which I believe pushed the prices of municipal bonds below their intrinsic value.

In the chaos of this market sell-off, opportunities have presented themselves - especially to investors who can look through the headlines and discern where value lies. At the time of this writing, we believe that there are compelling buying opportunities in the municipal bond market. Furthermore, as the forced selling subsides and liquidity improves, municipal bond prices are likely to increase, which could add value to tax-exempt holdings beyond the attractive after-tax yields investors already may have received.

Tax-exempt securities could become even more appealing in the months ahead. In my opinion, the federal government - no matter which party wins the November

 . . . C O N T I N U E D
========================--------------------------------------------------------

election - will consider raising income taxes to fund the war, Social Security, and Medicare, among other things. Even if there isn't a tax increase, I think there may be fewer deductions available to taxpayers. If so, more people will want to shelter their income, and tax-exempt investing is one way to do it.

At USAA Investment Management Company, we continue to be pleased with the performance of your tax-exempt funds. We also remain committed to providing our members and shareholders with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. All in all, I believe we offer superior value.

From all of us here, thank you for your business. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

**As of 3/31/08, the USAA Tax Exempt Long-Term Fund had average annual returns of 1-year -1.98%, 5-year 3.60%, 10-year 4.45%, with dividend returns of 4.51%, 4.56%, and 5.05%, respectively; to match those dividend returns for the same time period, a fully taxable investment for the 35% tax bracket must pay 1-year 6.94%, 5-year 7.02%, 10-year 7.77%. The tax-equivalent figures are calculated for illustrative purposes only. They are not an indication of performance for any of the USAA family of funds. Taxable-equivalent returns or yields will vary depending on applicable tax rates. The Fund's expense ratio is 0.55%.

THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-USAA FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]             [PHOTO OF REGINA G. SHAFER]
   CLIFFORD A. GLADSON, CFA                   REGINA G. SHAFER, CFA
   USAA Investment Management Company         USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2007, TO MARCH 31, 2008?

         Your USAA Tax Exempt Short-Term Fund provided a total return of 3.84% versus a return of 2.84% for the 59 funds in the Lipper Short Municipal Debt Funds Average for the one-year period ended March 31, 2008. This compares to returns of 2.50% for the Lipper Short Municipal Debt Funds Index and 1.90% for the Lehman Brothers Municipal Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 3.86%, above the Lipper category average of 3.27%.

WHAT WERE THE MARKET CONDITIONS?

         Beginning in September 2007 when the federal funds rate stood at 5.25%, the Federal Reserve Board (the Fed) began aggressively cutting short-term interest rates. It seemed to be acknowledging that it had underestimated the impact of the housing downturn on the U.S. economy and its effect on the financial industry, including banks, brokerage firms, and insurance companies. The federal funds rate as of March 31, 2008, was 2.25%.

         Although the Fed sets short-term rates, the credit market determines longer-term rates based primarily on market demand and inflation expectations. While the yield on three-year AAA general obligation
         (G.O.) bonds dropped 1.1% during the period, yields on comparable 25-year bonds climbed 0.77%, and 10-year bonds ended the period virtually unchanged.

         REFER TO PAGES 12 AND 13 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         An imbalance in supply and demand for municipal bonds trumped inflation expectations, bringing greater-than-average volatility to the market. Uncertainty about the value of subprime mortgage securities drove many investors to seek the safety of U.S. Treasury securities. As a result, both the before- and after-tax yields of municipal bonds became a bargain relative to Treasuries. During summer 2007, large leveraged investors raised cash by selling their municipal holdings (one of the only fixed-income classes to remain liquid), setting off a wave of selling that depressed prices and boosted yields.

HOW DO YOU MANAGE VOLATILITY IN THE FUND'S PRICE?

         The imbalance in supply and demand affected all segments of the municipal market, regardless of credit strength. Even though the Fund experienced no credit problems and had no exposure to the subprime market, its share price also was affected. As always, we strive to reduce volatility by using variable-rate demand notes (VRDNs). The VRDNs that the Fund owns possess a "demand" feature that allows the holder to sell the bond back to the issuer at par (100% of the face value) with notice of seven days or less.

WHAT OTHER STRATEGIES DID YOU EMPLOY?

         We took advantage of the overabundance of supply to purchase a number of investment-grade municipal bonds rated A and BBB, which enhanced the Fund's dividend distribution yield.

         We do not rely solely on credit agencies or bond insurers. Our research team carefully analyzes and continually monitors every bond in your Fund, selectively choosing issues with coupons and structures that may contribute to the Fund's dividend yield through an entire interest-rate cycle. Your portfolio includes more than 140 issuers and is well-diversified geographically and by economic sector.

6

 . . . C O N T I N U E D
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                             COMMENTARY on the Fund

         To make the Fund as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax (AMT) for individuals.

WHAT IS YOUR OUTLOOK?

         The U.S. economy has slowed substantially, and we do not expect renewed growth until the housing market stabilizes, which is unlikely before early 2009. Nonetheless, the majority of municipalities remain on solid ground, having used the last five years of economic growth to build up their financial reserves. They also have taxing powers to help them manage their income, and they have some flexibility to reduce expenses.

         The supply-and-demand imbalance in the municipal market may persist into the summer as large investors continue to unwind their positions. This means that municipals could continue to remain attractive relative to both Treasuries and taxable issues, providing us with additional opportunities to improve the Fund's dividend yield. As this yield advantage moves back toward the historical average, we expect a rebound in bond prices and significantly less day-to-day share-price volatility.

         In the months ahead, we will continue working hard to increase the tax-exempt income of your Fund. Thank you for your trust.

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA TAX EXEMPT SHORT-TERM FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
               out of 130 municipal national short-term bond funds
                      for the period ended March 31, 2008:

                                 OVERALL RATING
                                     * * * *

      3-YEAR                          5-YEAR                        10-YEAR
     * * * *                         * * * *                        * * * *
 out of 130 funds                out of 106 funds               out of 61 funds

  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year
            (if applicable) Morningstar Rating metrics. Ratings are
                         based on risk-adjusted returns.

--------------------------------------------------------------------------------

                                   PEERLESS PERFORMER

The American Association of Individual Investors included the USAA Tax Exempt Short-Term Fund among its "Peerless Performers: The Top Funds Over 5 Years." The Fund was among seven USAA funds recognized in the AAII Journal April issue for beating their peer groups based on five-year annualized total returns over a five-year period ended December 31, 2007.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

THE AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS (AAII) IS AN INDEPENDENT NONPROFIT ASSOCIATION WHOSE PURPOSE IS TO HELP ITS MEMBERS BECOME EFFECTIVE MANAGERS OF THEIR OWN ASSETS THROUGH PROGRAMS OF EDUCATION, INFORMATION, AND RESEARCH. IN ITS 27TH EDITION, 2008, OF THE INDIVIDUAL INVESTOR'S GUIDE TO THE TOP MUTUAL FUNDS, AAII RANKED MUTUAL FUNDS DURING THE PERIOD 2003-2007. TO BE RATED A TOP FUND, NO-LOAD AND LOW-LOAD MUTUAL FUNDS OPEN TO NEW INVESTORS MUST HAVE BEATEN THEIR PEER GROUP BENCHMARKS ON A FIVE-YEAR ANNUALIZED TOTAL RETURN BASIS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. GO TO WWW.AAII.COM FOR MORE INFORMATION.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA TAX EXEMPT SHORT-TERM FUND

                            LIPPER LEADERS (OVERALL)

                              [5]            [5]
                          TOTAL RETURN   PRESERVATION

The Fund is listed as a Lipper Leader for Total Return of 54 funds within the Lipper Short Municipal Debt Funds category and for Preservation of 4,175 fixed-income funds for the overall period ended March 31, 2008. The Fund received a Lipper Leader rating for Total Return among 54, 48, and 23 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of March 31, 2008. The Fund received a Lipper Leader rating for Preservation among 4,175, 3,677, and 2,351 fixed-income funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of March 31, 2008. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT SHORT-TERM FUND (Ticker Symbol: USSTX)

OBJECTIVE
--------------------------------------------------------------------------------

Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is three years or less.

--------------------------------------------------------------------------------------------
                                                           3/31/08                3/31/07
--------------------------------------------------------------------------------------------
Net Assets                                             $1,020.5 Million     $1,066.7 Million
Net Asset Value Per Share                                  $10.59                $10.60
Tax-Exempt Dividends Per Share Last 12 Months              $0.409                $0.385
Capital Gain Distributions Per Share Last 12 Months           -                     -

--------------------------------------------------------------------------------------------
                                                           3/31/08                3/31/07
--------------------------------------------------------------------------------------------
Dollar-Weighted Average
   Portfolio Maturity                                     2.8 Years              2.8 Years

DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

------------------------------------------------------------------  ------------------
                  30-DAY SEC YIELD* AS OF 3/31/08                    EXPENSE RATIO(+)
------------------------------------------------------------------  ------------------
30-DAY SEC YIELD                                   3.89%                   0.55%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

(+)THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NO  ADJUSTMENT  HAS  BEEN  MADE  FOR  TAXES  PAYABLE  BY  SHAREHOLDERS  ON THEIR
REINVESTED  NET   INVESTMENT   INCOME   DIVIDENDS  AND  REALIZED   CAPITAL  GAIN
DISTRIBUTIONS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED MARCH 31, 2008

--------------------------------------------------------------------------
             TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------
10 YEARS         3.59%        =          3.73%          +        (0.14)%
5 YEARS          2.70%        =          3.22%          +        (0.52)%
1 YEAR           3.84%        =          3.93%          +        (0.09)%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDED MARCH 31, 2008

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
                ------------       ---------------       ---------------------
3/31/1999           4.46%               4.65%                   -0.19%
3/31/2000           2.05%               4.48%                   -2.43%
3/31/2001           6.99%               4.79%                    2.20%
3/31/2002           3.60%               3.97%                   -0.37%
3/31/2003           5.44%               3.37%                    2.07%
3/31/2004           2.73%               2.64%                    0.09%
3/31/2005           0.75%               2.59%                   -1.84%
3/31/2006           2.40%               3.24%                   -0.84%
3/31/2007           3.79%               3.70%                    0.09%
3/31/2008           3.84%               3.93%                   -0.09%

                                   [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the Fund's Dividend Return for periods ended March 31, 2008, and
assuming marginal federal tax rates of: 25.00%     28.00%       33.00%    35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                     DIVIDEND
PERIOD                RETURN
------               --------
10 Years              3.73%              4.97%      5.18%        5.57%     5.74%
5 Years               3.22%              4.29%      4.47%        4.81%     4.95%
1 Year                3.93%              5.24%      5.46%        5.87%     6.05%

To match the Fund's closing 30-day SEC Yield of 3.89% on March 31, 2008,
A FULLY TAXABLE INVESTMENT MUST PAY:     5.19%      5.40%        5.81%     5.98%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX. BASED ON 2007 TAX RATES.

12

 . . . C O N T I N U E D
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                         OVERVIEW

                               CUMULATIVE PERFORMANCE COMPARISON

                          [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    LEHMAN BROTHERS            USAA TAX EXEMPT         LIPPER SHORT MUNICIPAL
               MUNICIPAL BOND FUND INDEX       SHORT-TERM FUND            DEBT FUNDS INDEX
               -------------------------       ---------------         ----------------------
03/31/98              $10,000.00                  $10,000.00                 $10,000.00
04/30/98                9,954.88                    9,982.67                  10,001.57
05/31/98               10,112.36                   10,065.55                  10,061.45
06/30/98               10,152.27                   10,106.62                  10,096.97
07/31/98               10,177.65                   10,135.60                  10,131.56
08/31/98               10,334.91                   10,221.15                  10,201.23
09/30/98               10,463.75                   10,288.28                  10,251.07
10/31/98               10,463.54                   10,316.80                  10,289.15
11/30/98               10,500.20                   10,338.44                  10,311.52
12/31/98               10,526.66                   10,378.39                  10,349.22
01/31/99               10,651.82                   10,424.43                  10,403.95
02/28/99               10,605.40                   10,432.81                  10,417.31
03/31/99               10,619.93                   10,445.52                  10,437.40
04/30/99               10,646.39                   10,484.53                  10,466.07
05/31/99               10,584.79                   10,481.18                  10,471.72
06/30/99               10,432.52                   10,435.24                  10,444.61
07/31/99               10,470.48                   10,472.16                  10,481.25
08/31/99               10,386.53                   10,471.59                  10,487.88
09/30/99               10,390.87                   10,500.23                  10,516.05
10/31/99               10,278.29                   10,496.63                  10,523.01
11/30/99               10,387.62                   10,548.55                  10,559.57
12/31/99               10,310.18                   10,548.85                  10,563.82
01/31/00               10,265.28                   10,539.39                  10,570.90
02/29/00               10,384.58                   10,588.73                  10,607.09
03/31/00               10,611.47                   10,659.27                  10,657.61
04/30/00               10,548.78                   10,667.10                  10,672.11
05/31/00               10,493.91                   10,683.22                  10,689.90
06/30/00               10,771.98                   10,797.40                  10,770.26
07/31/00               10,921.87                   10,880.23                  10,834.23
08/31/00               11,090.19                   10,953.73                  10,894.00
09/30/00               11,032.49                   10,973.99                  10,919.23
10/31/00               11,152.88                   11,029.03                  10,966.95
11/30/00               11,237.26                   11,071.65                  11,004.72
12/31/00               11,514.90                   11,185.07                  11,085.64
01/31/01               11,629.00                   11,301.71                  11,180.73
02/28/01               11,665.87                   11,343.03                  11,218.22
03/31/01               11,770.42                   11,403.89                  11,274.56
04/30/01               11,642.88                   11,383.42                  11,284.10
05/31/01               11,768.25                   11,467.85                  11,357.93
06/30/01               11,846.99                   11,529.35                  11,402.61
07/31/01               12,022.47                   11,614.46                  11,465.45
08/31/01               12,220.51                   11,706.77                  11,539.74
09/30/01               12,179.51                   11,730.22                  11,566.62
10/31/01               12,324.63                   11,791.35                  11,618.71
11/30/01               12,220.73                   11,763.92                  11,607.99
12/31/01               12,105.11                   11,755.17                  11,616.56
01/31/02               12,315.08                   11,834.26                  11,682.15
02/28/02               12,463.45                   11,913.63                  11,739.86
03/31/02               12,219.21                   11,815.57                  11,673.71
04/30/02               12,458.03                   11,938.90                  11,759.74
05/31/02               12,533.73                   11,976.54                  11,798.30
06/30/02               12,666.26                   12,052.93                  11,856.85
07/31/02               12,829.16                   12,131.43                  11,913.40
08/31/02               12,983.38                   12,200.73                  11,958.36
09/30/02               13,267.75                   12,288.40                  12,008.27
10/31/02               13,047.81                   12,209.54                  11,952.11
11/30/02               12,993.58                   12,232.54                  11,979.21
12/31/02               13,267.75                   12,343.53                  12,066.42
01/31/03               13,234.13                   12,364.20                  12,092.68
02/28/03               13,419.16                   12,451.38                  12,154.70
03/31/03               13,427.18                   12,458.08                  12,146.68
04/30/03               13,515.90                   12,488.57                  12,173.21
05/31/03               13,832.37                   12,588.85                  12,243.10
06/30/03               13,773.59                   12,593.54                  12,254.19
07/31/03               13,291.61                   12,482.37                  12,203.31
08/31/03               13,390.74                   12,522.29                  12,231.69
09/30/03               13,784.43                   12,652.91                  12,311.92
10/31/03               13,715.02                   12,646.14                  12,305.18
11/30/03               13,857.97                   12,682.54                  12,323.71
12/31/03               13,972.71                   12,710.14                  12,340.84
01/31/04               14,052.75                   12,748.34                  12,374.60
02/29/04               14,264.24                   12,831.77                  12,421.57
03/31/04               14,214.57                   12,798.51                  12,407.21
04/30/04               13,877.92                   12,697.06                  12,342.77
05/31/04               13,827.60                   12,675.11                  12,326.93
06/30/04               13,877.92                   12,689.35                  12,339.16
07/31/04               14,060.56                   12,751.50                  12,385.70
08/31/04               14,342.33                   12,836.25                  12,454.43
09/30/04               14,418.46                   12,851.38                  12,463.28
10/31/04               14,542.54                   12,879.74                  12,487.93
11/30/04               14,422.58                   12,848.37                  12,456.62
12/31/04               14,598.71                   12,902.76                  12,502.37
01/31/05               14,735.15                   12,918.15                  12,503.73
02/28/05               14,686.13                   12,911.88                  12,502.90
03/31/05               14,593.51                   12,894.20                  12,498.75
04/30/05               14,823.65                   12,940.06                  12,527.44
05/31/05               14,928.42                   12,973.78                  12,556.37
06/30/05               15,021.04                   13,019.56                  12,601.84
07/31/05               14,953.15                   13,016.51                  12,604.85
08/31/05               15,104.12                   13,062.64                  12,642.05
09/30/05               15,002.39                   13,074.79                  12,659.45
10/31/05               14,911.28                   13,070.70                  12,659.67
11/30/05               14,982.86                   13,093.23                  12,680.87
12/31/05               15,111.71                   13,131.84                  12,720.60
01/31/06               15,152.49                   13,166.09                  12,754.39
02/28/06               15,254.22                   13,202.49                  12,782.59
03/31/06               15,149.02                   13,206.13                  12,786.22
04/30/06               15,143.81                   13,217.91                  12,805.26
05/31/06               15,211.27                   13,258.32                  12,849.91
06/30/06               15,154.00                   13,276.56                  12,856.65
07/31/06               15,334.26                   13,340.26                  12,908.43
08/31/06               15,561.80                   13,419.18                  12,975.57
09/30/06               15,670.04                   13,486.61                  13,025.60
10/31/06               15,768.30                   13,526.14                  13,058.79
11/30/06               15,899.74                   13,579.31                  13,100.17
12/31/06               15,843.56                   13,597.32                  13,117.40
01/31/07               15,803.00                   13,596.82                  13,128.26
02/28/07               16,011.24                   13,675.77                  13,187.47
03/31/07               15,971.76                   13,705.95                  13,216.42
04/30/07               16,019.04                   13,746.47                  13,250.25
05/31/07               15,948.11                   13,737.03                  13,269.78
06/30/07               15,865.47                   13,743.02                  13,267.43
07/31/07               15,988.46                   13,796.87                  13,314.67
08/31/07               15,919.48                   13,818.26                  13,332.35
09/30/07               16,155.05                   13,924.67                  13,397.75
10/31/07               16,227.06                   13,956.16                  13,432.66
11/30/07               16,330.53                   14,029.72                  13,474.87
12/31/07               16,375.86                   14,048.67                  13,516.06
01/31/08               16,582.36                   14,241.13                  13,657.29
02/29/08               15,823.17                   14,089.94                  13,496.27
03/31/08               16,275.43                   14,230.68                  13,546.62

                                          [END CHART]

         DATA FROM 3/31/98 THROUGH 3/31/08.

The graph illustrates the comparison of a $10,000 investment in the USAA Tax Exempt Short-Term Fund to the following benchmarks:

         o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because the index does not reflect any deduction for fees, expenses, or taxes.

         o The unmanaged Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                            USAA TAX EXEMPT               LIPPER SHORT MUNICIPAL
                            SHORT-TERM FUND                 DEBT FUNDS AVERAGE
                            ---------------               ----------------------
3/31/1999                        4.57%                             3.80%
3/31/2000                        4.52                              3.81
3/31/2001                        4.54                              4.02
3/31/2002                        3.94                              3.46
3/31/2003                        3.24                              2.52
3/31/2004                        2.61                              1.94
3/31/2005                        2.62                              2.09
3/31/2006                        3.24                              2.58
3/31/2007                        3.63                              3.02
3/31/2008                        3.86                              3.27

                                   [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST ADJUSTED MONTH-END NET ASSET VALUE. THE NET ASSET VALUE IS ADJUSTED FOR A PORTION OF THE CAPITAL GAINS DISTRIBUTED DURING THE PREVIOUS NINE MONTHS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/99 TO 3/31/08.

         THE LIPPER SHORT MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL SHORT-TERM MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                   TOP 10 INDUSTRIES
                    AS OF 3/31/2008
                   (% of Net Assets)
------------------------------------------------------

Hospital                                         17.9%

Electric Utilities                               14.7%

Nursing/CCRC                                      9.4%

General Obligation                                7.6%

Escrowed Bonds                                    5.8%

Special Assessment/Tax/Fee                        4.6%

Real Estate Tax/Fee                               3.5%

Toll Roads                                        3.1%

Agricultural Products                             3.0%

Appropriated Debt                                 2.9%
------------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 18-30.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       PORTFOLIO RATINGS MIX
                              3/31/2008

              [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                         13%
AA                                                          17%
A                                                           29%
BBB                                                         26%
Securities with Short-Term Investment-Grade Ratings         11%
Below Investment-Grade                                       4%

                       [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine the equivalent rating.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

16

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA TAX EXEMPT SHORT-TERM FUND

         The following federal tax information related to the Fund's fiscal year ended March 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

         The net investment income earned and distributed by the Fund during the fiscal year ended March 31, 2008, was 100% tax-exempt for federal income tax purposes.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund has not designated any long-term realized capital gains for the fiscal year ended March 31, 2008.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                             Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TAX EXEMPT SHORT-TERM FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Short-Term Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Short-Term Fund at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 15, 2008

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

             (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bank of Nova Scotia, JPMorgan Chase Bank, N.A., La Salle National Bank, N.A., Landesbank Hessen-Thuringen, RBC Centura Bank, or Wachovia Bank, N.A.
             (LOC)     Principal and interest  payments are guaranteed by a bank
                       letter of credit or other bank credit agreement.
             (NBGA)    Principal  and  interest  payments  are  guaranteed  by a
                       nonbank  guarantee  agreement  by one  of the  following:
                       Dauphin County, Pennsylvania, Government National Mortgage Assoc., Municipal Securities Purchase, Inc., or Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             EDA       Economic Development Authority
             ETM       Escrowed to final maturity
             IDA       Industrial Development Authority/Agency
             IDB       Industrial Development Board
             ISD       Independent School District
             PRE       Prerefunded to a date prior to maturity
             USD       Unified School District

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (54.6%)

            ALABAMA (1.1%)
  $ 2,000   Mobile IDB                                                         4.65%     12/01/2011      $    2,004
    1,165   Montgomery Medical Clinic Board                                    4.50       3/01/2012           1,179
    1,265   Montgomery Medical Clinic Board                                    4.50       3/01/2013           1,271
    1,200   Montgomery Medical Clinic Board                                    4.50       3/01/2014           1,194
    2,480   Montgomery Medical Clinic Board                                    4.50       3/01/2015           2,445
    2,595   Montgomery Medical Clinic Board                                    4.50       3/01/2016           2,524
    1,000   Prattville IDB                                                     4.90       9/01/2008           1,005
                                                                                                         ----------
                                                                                                             11,622
                                                                                                         ----------
            ALASKA (0.6%)
      245   North Slope Borough (INS) (ETM)                                    4.60(a)    6/30/2008             244
    6,255   North Slope Borough (INS)                                          4.60(a)    6/30/2008           6,221
                                                                                                         ----------
                                                                                                              6,465
                                                                                                         ----------
            ARIZONA (0.8%)
    1,495   Health Facilities Auth.                                            4.00       4/01/2010           1,513
    1,350   Health Facilities Auth.                                            4.00       4/01/2012           1,364
    1,010   Pinal County Correctional Facilities IDA (INS)                     5.00      10/01/2010           1,028
    1,000   Pinal County Correctional Facilities IDA (INS)                     5.25      10/01/2012           1,026
    1,000   Pinal County Correctional Facilities IDA (INS)                     5.25      10/01/2013           1,025
    1,710   Pinal County Correctional Facilities IDA (INS)                     5.25      10/01/2014           1,742
                                                                                                         ----------
                                                                                                              7,698
                                                                                                         ----------
            ARKANSAS (0.1%)
    1,130   Springdale (INS) (PRE)                                             4.00       7/01/2016           1,171
                                                                                                         ----------
            CALIFORNIA (2.0%)
      500   Community Medical Centers Municipal Finance Auth.                  5.00       2/01/2009             505
    5,000   Golden State Tobacco Securitization Corp.                          5.00       6/01/2015           5,011
    7,000   Golden State Tobacco Securitization Corp.                          5.00       6/01/2016           7,009
    3,000   Golden State Tobacco Securitization Corp.                          5.00       6/01/2017           2,989
    2,000   Salinas USD (INS)                                                  4.21(a)    6/01/2014           1,554
    1,000   Salinas USD (INS)                                                  4.21(a)   10/01/2014             766
      860   Santa Rosa Rancheria Tachi Yokut Tribe(b)                          4.50       3/01/2011             867
    1,750   Santa Rosa Rancheria Tachi Yokut Tribe(b)                          4.88       3/01/2016           1,742
                                                                                                         ----------
                                                                                                             20,443
                                                                                                         ----------
            COLORADO (1.8%)
      570   Beacon Point Metropolitan District
              (LOC - Compass Bank)                                             4.38      12/01/2015             582
    1,250   Denver Health and Hospital Auth. (ETM)                             5.25      12/01/2008           1,278

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 1,000   Denver Health and Hospital Auth.                                   5.00%     12/01/2014      $    1,026
    1,000   Denver Health and Hospital Auth.                                   5.00      12/01/2015           1,019
    1,475   Denver Health and Hospital Auth.                                   5.00      12/01/2016           1,489
    2,000   Health Facilities Auth.                                            5.00       6/01/2012           2,090
    1,335   Health Facilities Auth.                                            5.00       6/01/2013           1,397
    2,000   Health Facilities Auth.                                            5.00       6/01/2015           2,075
    2,000   Health Facilities Auth.                                            5.00      11/15/2015           2,076
    3,000   Health Facilities Auth.                                            5.00      11/15/2016           3,088
    2,070   High Plains Metropolitan District
              (LOC - Compass Bank)                                             4.38      12/01/2015           2,112
                                                                                                         ----------
                                                                                                             18,232
                                                                                                         ----------
            DISTRICT OF COLUMBIA (0.4%)
    4,200   Community Academy (INS)                                            4.50       5/01/2017           3,839
                                                                                                         ----------
            FLORIDA (0.7%)
    1,340   Clay County Dev. Auth.                                             3.95       3/01/2011           1,377
    3,700   Jacksonville Economic Dev. Commission                              4.00       3/01/2011           3,808
    2,000   Palm Beach County School Board (INS)                               5.00       8/01/2015           2,186
                                                                                                         ----------
                                                                                                              7,371
                                                                                                         ----------
            GUAM (0.2%)
    1,000   Education Financing Foundation                                     4.00      10/01/2013           1,002
      760   Education Financing Foundation                                     5.00      10/01/2014             798
                                                                                                         ----------
                                                                                                              1,800
                                                                                                         ----------
            HAWAII (0.5%)
    4,720   Honolulu (INS)                                                     5.00       7/01/2008           4,757
                                                                                                         ----------
            IDAHO (0.1%)
    1,005   Health Facilities Auth. (ETM)                                      5.38       5/01/2008           1,007
                                                                                                         ----------
            ILLINOIS (3.0%)
    2,515   Chicago                                                            6.13      12/01/2012           2,548
   20,000   Chicago Board of Education (INS)(c)                                4.50(a)   12/01/2009          19,117
    1,195   Health Facilities Auth. (INS)                                      5.00       2/15/2009           1,226
      880   Housing Dev. Auth.                                                 4.15       1/01/2014             894
      530   Housing Dev. Auth.                                                 4.20       1/01/2014             540
      805   Housing Dev. Auth.                                                 4.15       7/01/2014             818
    1,010   Housing Dev. Auth.                                                 4.20       7/01/2015           1,021
      560   Housing Dev. Auth.                                                 4.30       1/01/2016             567
      575   Housing Dev. Auth.                                                 4.35       1/01/2016             584
    3,489   Pingree Grove                                                      5.25       3/01/2015           3,374
                                                                                                         ----------
                                                                                                             30,689
                                                                                                         ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            INDIANA (0.9%)
  $ 2,060   Health & Educational Facility Auth.                                5.00%      2/15/2013      $    2,154
    3,000   Health Facility Financing Auth. (INS)                              5.00      11/01/2009           3,108
    3,750   Port Commission                                                    4.10       5/01/2012           3,792
                                                                                                         ----------
                                                                                                              9,054
                                                                                                         ----------
            IOWA (1.1%)
   10,000   Finance Auth. (INS)                                                5.00       7/01/2014          10,074
    1,000   Lansing                                                            3.60      11/01/2008           1,007
                                                                                                         ----------
                                                                                                             11,081
                                                                                                         ----------
            KANSAS (1.3%)
    2,000   La Cygne (INS)                                                     4.05       3/01/2015           1,999
   11,250   Wyandotte County                                                   4.75      12/01/2016          11,190
                                                                                                         ----------
                                                                                                             13,189
                                                                                                         ----------
            MARYLAND (1.3%)
   10,000   Anne Arundel County                                                4.10       7/01/2014          10,032
    2,650   Health and Higher Education Facilities Auth.,
              acquired 3/05/2003, cost $2,650(d)                               5.00       2/01/2013           2,759
                                                                                                         ----------
                                                                                                             12,791
                                                                                                         ----------
            MASSACHUSETTS (1.5%)
   12,575   Commonwealth (ETM)                                                 5.50       6/01/2008          12,653
    1,425   Commonwealth (ETM)                                                 5.50       6/01/2008           1,434
    1,640   Health and Educational Facilities Auth. (INS)                      5.25       7/01/2008           1,642
                                                                                                         ----------
                                                                                                             15,729
                                                                                                         ----------
            MICHIGAN (0.6%)
    1,000   Hospital Finance Auth. (ETM)                                       5.50      10/01/2008           1,019
    1,000   Hospital Finance Auth.                                             5.00      11/15/2014           1,052
    1,000   Hospital Finance Auth.                                             5.00      11/15/2015           1,048
    2,400   Wayne County (INS)                                                 5.63       5/01/2011           2,492
                                                                                                         ----------
                                                                                                              5,611
                                                                                                         ----------
            MINNESOTA (0.2%)
    1,000   Higher Education Facilities Auth.                                  4.00       4/01/2015           1,002
      250   St. Paul Housing and Redevelopment Auth.                           5.00       5/15/2013             257
      250   St. Paul Housing and Redevelopment Auth.                           5.00       5/15/2014             255
      250   St. Paul Housing and Redevelopment Auth.                           5.00       5/15/2015             253
      300   St. Paul Housing and Redevelopment Auth.                           5.00       5/15/2016             301
      325   St. Paul Housing and Redevelopment Auth.                           5.25       5/15/2017             330
                                                                                                         ----------
                                                                                                              2,398
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            MISSISSIPPI (1.4%)
  $ 1,500   Hospital Equipment and Facilities Auth.                            5.00%      8/15/2013      $    1,583
    2,280   Hospital Equipment and Facilities Auth.                            5.00       8/15/2014           2,400
    4,330   Hospital Equipment and Facilities Auth.                            5.00      12/01/2014           4,335
    1,000   Hospital Equipment and Facilities Auth.                            5.00       8/15/2015           1,050
    2,000   Hospital Equipment and Facilities Auth.                            5.00       8/15/2016           2,088
    2,645   Lafayette County (ETM)                                             5.50       3/01/2009           2,719
                                                                                                         ----------
                                                                                                             14,175
                                                                                                         ----------
            MISSOURI (2.1%)
    1,135   Cape Girardeau County IDA                                          5.00       6/01/2014           1,152
    1,000   Cape Girardeau County IDA                                          5.00       6/01/2017             989
    6,000   Environmental Improvement and Energy Resources Auth.               4.00       1/02/2012           6,002
    1,000   Fenton                                                             4.00       4/01/2009           1,009
    2,440   Fenton                                                             4.10       4/01/2010           2,473
    1,200   Fenton                                                             5.00       4/01/2011           1,248
    1,750   Fenton                                                             5.00       4/01/2012           1,832
    1,055   Joint Municipal Electric Utility Commission (INS)                  5.00       1/01/2015           1,126
    5,500   Riverside IDA (INS)                                                4.50       5/01/2016           5,388
                                                                                                         ----------
                                                                                                             21,219
                                                                                                         ----------
            NEBRASKA (0.3%)
      505   Investment Finance Auth. (INS)                                     5.05      11/15/2008             510
    2,570   O'Neil                                                             4.80       5/01/2009           2,616
                                                                                                         ----------
                                                                                                              3,126
                                                                                                         ----------
            NEW JERSEY (4.2%)
   10,000   Bayonne                                                            5.00       9/18/2008          10,093
    8,982   Bayonne                                                            5.00      10/24/2008           9,091
    1,000   Bayonne Redevelopment Agency                                       5.00       4/11/2009           1,019
    7,000   Jersey City Municipal Utilities Auth.                              4.75      11/06/2008           7,105
    5,450   Tobacco Settlement Financing Corp.                                 5.00       6/01/2014           5,476
    9,640   Transit Corp.                                                      5.75       9/15/2014          10,338
                                                                                                         ----------
                                                                                                             43,122
                                                                                                         ----------
            NEW MEXICO (0.6%)
    1,500   Jicarilla Apache Nation(b)                                         5.00       9/01/2011           1,567
    1,850   Jicarilla Apache Nation(b)                                         5.00       9/01/2013           1,948
    2,120   Sandoval County                                                    4.00       6/01/2015           2,159
                                                                                                         ----------
                                                                                                              5,674
                                                                                                         ----------
            NEW YORK (8.3%)
    1,570   Albany IDA                                                         5.25       7/01/2008           1,576
    1,000   Albany IDA                                                         5.50      11/15/2012           1,062

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 1,000   Albany IDA                                                         5.50%     11/15/2013      $    1,064
    3,500   Albany IDA                                                         4.25      11/15/2014           3,468
    2,410   Albany IDA                                                         5.00      11/15/2015           2,477
    5,000   Dormitory Auth. (INS) (ETM)                                        5.50       7/01/2009           5,231
    1,000   Dormitory Auth.                                                    5.00       7/01/2013           1,008
    3,710   Dormitory Auth.                                                    5.00       7/01/2013           3,741
    3,010   Dormitory Auth.                                                    5.00       7/01/2014           3,035
    2,000   Dormitory Auth.                                                    4.00       2/15/2015           2,045
    2,675   Dormitory Auth.                                                    4.00       2/15/2015           2,735
    3,145   Dormitory Auth.                                                    5.00       7/01/2015           3,165
    4,095   Dormitory Auth.                                                    5.00       7/01/2015           4,121
    2,000   Dormitory Auth.                                                    4.00       8/15/2015           2,044
      720   Dormitory Auth.                                                    4.00       2/15/2016             731
    3,295   Dormitory Auth.                                                    5.00       7/01/2016           3,274
    4,000   East Rochester Housing Auth. (NBGA)                                3.75      12/20/2012           4,110
    3,940   New York City (ETM)                                                5.00       5/15/2008           3,956
    2,150   New York City Transitional Finance Auth. (ETM)                     5.00       8/15/2008           2,176
    7,850   New York City Transitional Finance Auth.,
              economically defeased (ETM)                                      5.00       8/15/2008           7,946
    2,500   Seneca Nation Indians Capital
              Improvements Auth.(b)                                            5.25      12/01/2016           2,516
    5,095   Suffolk County IDA                                                 4.30      11/01/2011           5,111
   10,000   Thruway Auth. (INS)(ETM)(c)                                        5.00       4/01/2008          10,000
    7,650   Thruway Auth. (INS)(ETM)                                           5.50       4/01/2008           7,650
      875   Ulster County IDA (LOC - Manufacturers &
              Traders Trust Co.)                                               5.20      11/15/2009             900
                                                                                                         ----------
                                                                                                             85,142
                                                                                                         ----------
            NORTH CAROLINA (0.2%)
    2,100   Medical Care Commission                                            4.38       7/01/2017           1,999
                                                                                                         ----------
            OHIO (1.9%)
    3,750   American Municipal Power - Ohio, Inc.                              5.00       2/01/2009           3,789
    7,500   American Municipal Power - Ohio, Inc.                              5.00       2/01/2010           7,598
    4,500   Buckeye Tobacco Settlement Financing Auth.                         5.00       6/01/2015           4,511
      600   Franklin County                                                    5.25       7/01/2008             600
    1,240   Miami County                                                       5.25       5/15/2011           1,287
    1,865   Miami County                                                       5.25       5/15/2012           1,950
                                                                                                         ----------
                                                                                                             19,735
                                                                                                         ----------
            OKLAHOMA (0.7%)
      935   Cherokee Nation (INS)(b)                                           4.10      12/01/2011             926
    2,150   Cherokee Nation (INS)(b)                                           4.30      12/01/2016           2,017

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 1,685   Norman Regional Hospital Auth. (INS)                               5.00%      9/01/2011      $    1,745
    1,000   Norman Regional Hospital Auth. (INS)                               5.00       9/01/2013           1,039
    1,090   Norman Regional Hospital Auth. (INS)                               5.00       9/01/2014           1,130
                                                                                                         ----------
                                                                                                              6,857
                                                                                                         ----------
            OREGON (0.5%)
    5,400   Tri-County Metropolitan Transportation District (INS)              4.00       5/01/2014           5,424
                                                                                                         ----------
            PENNSYLVANIA (1.3%)
    1,000   Allegheny County Hospital Dev. Auth.                               5.00      11/15/2009             989
    9,750   Harrisburg Auth. (NBGA)(b)                                         4.50(a)   12/15/2010           8,700
    1,500   Montgomery County IDA                                              5.00      11/15/2016           1,536
    2,000   Montgomery County IDA                                              5.00      11/15/2017           2,036
                                                                                                         ----------
                                                                                                             13,261
                                                                                                         ----------
            PUERTO RICO (0.8%)
    7,500   Government Dev. Bank                                               5.00      12/01/2014           7,861
                                                                                                         ----------
            SOUTH CAROLINA (1.1%)
    2,125   Georgetown County                                                  5.13       2/01/2012           2,156
    3,000   Jobs EDA (INS)                                                     4.05       4/01/2013           2,983
    1,000   Lexington County Health Services District, Inc.                    5.00      11/01/2014           1,052
    4,000   Richland County                                                    4.60       9/01/2012           3,969
    1,485   SCAGO Educational Facilities Corp. (INS)                           4.00      12/01/2016           1,418
                                                                                                         ----------
                                                                                                             11,578
                                                                                                         ----------
            TENNESSEE (0.1%)
      495   Springfield Health and Educational Facilities Board                4.90       8/01/2008             497
                                                                                                         ----------
            TEXAS (8.5%)
    1,695   Austin Higher Education Auth.                                      4.80       8/01/2009           1,703
      605   Bexar County Health Facilities Dev. Corp.                          5.00       7/01/2011             622
    1,335   Gregg County Health Facilities Dev. Corp.                          5.00      10/01/2015           1,363
    2,105   Gregg County Health Facilities Dev. Corp.                          5.00      10/01/2016           2,129
      750   Harlandale ISD (NBGA)                                              5.10(a)    8/15/2008             744
      550   Hidalgo County Health Services Corp.                               4.00       8/15/2008             550
      190   Hidalgo County Health Services Corp.                               5.00       8/15/2010             193
    3,885   Houston ISD (INS)                                                  4.90(a)    9/15/2008           3,846
    3,000   Houston ISD (NBGA)                                                 4.55(a)    2/15/2009           2,943
    5,260   Houston ISD Public Facility Corp. (INS)                            4.90(a)    9/15/2008           5,208
    1,875   Lewisville (INS)                                                   5.00       9/01/2010           1,917

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 4,000   Lewisville ISD (NBGA)                                              4.01%(a)   8/15/2010      $    3,750
    3,000   Lewisville ISD (NBGA)                                              4.07(a)    8/15/2011           2,703
      500   Midlothian Dev. Auth. (INS)                                        5.00      11/15/2011             517
      760   Midlothian Dev. Auth. (INS)                                        5.00      11/15/2012             788
      535   Midlothian Dev. Auth. (INS)                                        5.00      11/15/2013             555
      560   Midlothian Dev. Auth. (INS)                                        5.00      11/15/2014             579
      390   Midlothian Dev. Auth. (INS)                                        5.00      11/15/2015             402
   20,000   North Texas Tollway Auth.                                          4.13      11/19/2008          20,009
    1,220   Northwest ISD (NBGA)                                               4.01(a)    2/15/2013           1,022
    1,000   Northwest ISD (NBGA)                                               4.07(a)    2/15/2014             795
    1,000   San Leanna Education Facilities Corp.                              5.00       6/01/2013           1,036
    1,585   San Leanna Education Facilities Corp.                              5.00       6/01/2017           1,616
    1,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                                    5.00       5/15/2011           1,031
    1,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                                    5.25      11/15/2011             985
    1,155   Tarrant County Cultural Education Facilities
              Finance Corp.                                                    5.25      11/15/2012           1,131
    1,220   Tarrant County Cultural Education Facilities
              Finance Corp.                                                    5.00      11/15/2013           1,254
    1,100   Tarrant County Cultural Education Facilities
              Finance Corp.                                                    5.25      11/15/2013           1,070
    1,265   Tarrant County Cultural Education Facilities
              Finance Corp.                                                    5.25      11/15/2014           1,212
    1,470   Tarrant County Cultural Education Facilities
              Finance Corp.                                                    5.00       5/15/2015           1,507
    1,250   Tarrant County Cultural Education Facilities
              Finance Corp.                                                    5.75      11/15/2015           1,246
    1,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                                    5.00      11/15/2017             996
    2,810   Tyler Health Facilities Dev. Corp.                                 5.00      11/01/2013           2,843
    4,575   Tyler Health Facilities Dev. Corp.                                 5.00      11/01/2014           4,585
    3,360   Tyler Health Facilities Dev. Corp.                                 5.00      11/01/2015           3,335
    6,155   Tyler Health Facilities Dev. Corp.                                 5.25      11/01/2016           6,141
      710   Wylie ISD (NBGA)(ETM)                                              4.40(a)    8/15/2008             705
      675   Wylie ISD (NBGA)                                                   4.40(a)    8/15/2008             670
    1,225   Wylie ISD (NBGA)(ETM)                                              4.50(a)    8/15/2009           1,186
    2,155   Wylie ISD (NBGA)                                                   4.50(a)    8/15/2009           2,081
                                                                                                         ----------
                                                                                                             86,968
                                                                                                         ----------
            UTAH (1.8%)
   18,470   Jordanelle Special Service District,
              acquired 6/15/2007, cost $18,470(d)                              4.58       6/20/2009          18,848
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            VIRGINIA (2.6%)
  $18,665   Chesapeake Port Facility IDA(c)                                    3.90%      3/01/2013      $   18,661
    5,655   Marquis Community Dev. Auth.                                       5.10       9/01/2013           5,636
    2,000   Newport News IDA                                                   5.50       9/01/2008           2,029
                                                                                                         ----------
                                                                                                             26,326
                                                                                                         ----------
            Total Fixed-Rate Instruments (cost: $556,776)                                                   556,759
                                                                                                         ----------
            PUT BONDS (24.2%)

            ALABAMA (0.5%)
    5,500   East Alabama Health Care Auth.(e)                                  5.00       9/01/2033           5,492
                                                                                                         ----------
            ARIZONA (2.1%)
   10,000   Maricopa County                                                    2.90       6/01/2035          10,085
   11,000   Maricopa County                                                    4.00       1/01/2038          11,246
                                                                                                         ----------
                                                                                                             21,331
                                                                                                         ----------
            CALIFORNIA (3.2%)
   10,150   Association of Bay Area Governments Finance Auth.                  6.25       8/15/2030          10,264
      245   Health Facilities Financing Auth. (PRE)                            4.45       7/01/2026             259
    2,755   Health Facilities Financing Auth.                                  4.45       7/01/2026           2,827
    5,000   Statewide Communities Dev. Auth. (INS)                             4.10       4/01/2028           4,939
    5,775   Statewide Communities Dev. Auth.                                   3.85      11/01/2029           5,806
    8,500   Statewide Communities Dev. Auth.                                   3.45       4/01/2035           8,517
                                                                                                         ----------
                                                                                                             32,612
                                                                                                         ----------
            COLORADO (0.3%)
    3,000   Health Facilities Auth.                                            3.75       6/01/2034           3,048
                                                                                                         ----------
            FLORIDA (1.5%)
    7,500   Highlands County Health Facilities Auth.                           5.00      11/15/2029           7,797
    5,000   Highlands County Health Facilities Auth.                           3.95      11/15/2032           5,022
    2,500   Univ. Athletic Association, Inc.
              (LOC - SunTrust Bank)                                            2.80      10/01/2031           2,510
                                                                                                         ----------
                                                                                                             15,329
                                                                                                         ----------
            ILLINOIS (2.8%)
    8,000   Dev. Finance Auth.                                                 3.75       2/01/2033           7,873
    2,500   Educational Facilities Auth.                                       4.05       7/01/2025           2,557
    1,250   Educational Facilities Auth.                                       4.13       3/01/2030           1,266
    1,250   Educational Facilities Auth.                                       4.13       3/01/2030           1,232
    1,550   Educational Facilities Auth.                                       3.35       3/01/2034           1,566

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
  $12,000   Educational Facilities Auth.                                       3.65%      3/01/2034      $   12,179
    1,900   Educational Facilities Auth.                                       3.90      11/01/2036           1,933
                                                                                                         ----------
                                                                                                             28,606
                                                                                                         ----------
            IOWA (0.8%)
    8,500   Chillicothe                                                        3.60      11/01/2023           8,564
                                                                                                         ----------
            LOUISIANA (2.5%)
   10,000   Local Government Environmental Facilities
              and Community Dev. Auth. (INS)                                   2.95       3/01/2030          10,040
    5,000   Offshore Terminal Auth.                                            3.65      10/01/2021           5,000
   10,000   Offshore Terminal Auth.                                            4.30      10/01/2037          10,234
                                                                                                         ----------
                                                                                                             25,274
                                                                                                         ----------
            MISSOURI (0.4%)
    4,000   Bi-State Dev. Agency (LOC - JPMorgan
              Chase Bank, N.A.)                                                3.95      10/01/2035           4,104
                                                                                                         ----------
            NEW MEXICO (0.5%)
    5,500   Farmington (INS)                                                   4.00       6/01/2032           5,526
                                                                                                         ----------
            NEW YORK (1.0%)
    1,925   Amherst IDA (INS)                                                  4.20      10/01/2031           1,913
    1,100   Brookhaven IDA (LOC - North Fork Bank)                             4.25      11/01/2037           1,110
    7,000   Hempstead                                                          5.00      12/01/2010           6,983
                                                                                                         ----------
                                                                                                             10,006
                                                                                                         ----------
            OHIO (0.2%)
    2,015   Allen County (LOC - National City Bank)                            3.00       4/15/2018           2,015
                                                                                                         ----------
            TEXAS (5.1%)
   17,500   Matagorda County Navigation District No. 1                         5.13       6/01/2030          17,457
   12,000   North Texas Tollway Auth.(e)                                       5.75       1/01/2038          12,544
    9,895   Northside ISD (NBGA)                                               4.10       6/01/2035          10,119
   12,000   Red River Education Finance Corp.                                  2.75       3/01/2031          12,076
                                                                                                         ----------
                                                                                                             52,196
                                                                                                         ----------
            VIRGINIA (0.4%)
    3,750   Peninsula Ports Auth.                                              3.30      10/01/2033           3,769
                                                                                                         ----------
            WYOMING (2.9%)
   15,000   Lincoln County                                                     3.40       1/01/2016          15,128
   14,000   Sweetwater County                                                  3.90      12/01/2014          14,004
                                                                                                         ----------
                                                                                                             29,132
                                                                                                         ----------
            Total Put Bonds (cost: $244,675)                                                                247,004
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            PERIODIC AUCTION RESET BONDS (5.8%)

            ARIZONA (1.1%)
  $11,500   Maricopa County IDA, acquired 6/08/2006,
              cost $11,500(d)                                                  4.15%      1/01/2039      $   11,500
                                                                                                         ----------
            CALIFORNIA (1.9%)
    9,450   Statewide Communities Dev. Auth. (INS)                             7.95      12/01/2028           9,450
      700   Statewide Communities Dev. Auth. (INS)                             9.20       5/15/2029             700
    1,000   Statewide Communities Dev. Auth. (INS)                             9.20       5/15/2029           1,000
    8,000   Statewide Communities Dev. Auth. (INS)                             9.20       5/15/2029           8,000
                                                                                                         ----------
                                                                                                             19,150
                                                                                                         ----------
            FLORIDA (1.6%)
    7,050   Brevard County Health Facilities Auth. (INS)                       7.95      12/01/2028           7,050
    9,550   Volusia County IDA (INS)                                           7.95      12/01/2028           9,550
                                                                                                         ----------
                                                                                                             16,600
                                                                                                         ----------
            OKLAHOMA (1.2%)
   12,000   Tulsa County Industrial Auth., acquired 7/20/2006 & 9/27/2006,
              cost $12,000(d)                                                  5.53       1/01/2039          11,999
                                                                                                         ----------
            Total Periodic Auction Reset Bonds (cost: $59,250)                                               59,249
                                                                                                         ----------
            VARIABLE-RATE DEMAND NOTES (15.2%)

            ALABAMA (2.4%)
   24,350   McIntosh IDB                                                       6.00       7/01/2028          24,350
                                                                                                         ----------
            FLORIDA (1.5%)
   15,000   Pasco County School Board (INS)(LIQ)                              10.00       8/01/2026          15,000
                                                                                                         ----------
            GEORGIA (1.8%)
   14,785   Cobb County Dev. Auth. (LIQ)(INS)                                  7.00       7/01/2034          14,785
    4,000   La Grange Dev. Auth.                                               6.50      10/01/2012           4,000
                                                                                                         ----------
                                                                                                             18,785
                                                                                                         ----------
            IDAHO (1.9%)
   19,885   American Falls Reservoir District                                  6.50       2/01/2025          19,885
                                                                                                         ----------
            NORTH CAROLINA (0.0%)
      480   Medical Care Commission (LIQ)(INS)                                 6.00      11/15/2009             480
                                                                                                         ----------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                                    COUPON           FINAL          MARKET
   AMOUNT   SECURITY                                                           RATE        MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
            OHIO (1.0%)
  $10,000   Jackson (LIQ)(INS)                                                 8.00%     10/01/2029      $   10,000
                                                                                                         ----------
            PENNSYLVANIA (5.1%)
   11,945   Franklin County IDA (INS)(LIQ)                                     8.00      12/01/2024          11,945
   15,000   Harrisburg Auth. (NBGA)                                           10.00       7/15/2029          15,000
    8,755   Montgomery County IDA (LIQ)(INS)                                   6.00      11/15/2029           8,755
   16,150   Union County Hospital Auth. (LIQ)(INS)                             7.75       2/01/2021          16,150
                                                                                                         ----------
                                                                                                             51,850
                                                                                                         ----------
            SOUTH CAROLINA (0.1%)
    1,100   Jobs EDA (LIQ)(INS)                                                6.00      10/01/2035           1,100
                                                                                                         ----------
            SOUTH DAKOTA (1.0%)
   10,400   Grant County                                                       4.00      12/01/2012          10,400
                                                                                                         ----------
            UTAH (0.4%)
    3,900   Emery County (INS)(LIQ)                                            3.50      11/01/2024           3,900
                                                                                                         ----------
            Total Variable-Rate Demand Notes (cost: $155,750)                                               155,750
                                                                                                         ----------

            TOTAL INVESTMENTS (COST: $1,016,451)                                                         $1,018,762
                                                                                                         ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) At March 31, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at March 31, 2008, was $45,106,000, which represented 4.4% of the Fund's net assets.

         (e) At March 31, 2008, the aggregate market value of securities purchased on a when-issued basis was $18,036,000.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

ASSETS
   Investments in securities, at market value (cost of $1,016,451)        $1,018,762
   Cash                                                                           98
   Receivables:
      Capital shares sold                                                      1,502
      USAA Transfer Agency Company (Note 5C)                                       1
      Interest                                                                11,051
      Securities sold                                                          9,100
                                                                          ----------
         Total assets                                                      1,040,514
                                                                          ----------
LIABILITIES
   Payables:
      Securities purchased                                                    17,973
      Capital shares redeemed                                                    949
      Dividends on capital shares                                                735
   Accrued management fees                                                       241
   Accrued transfer agent's fees                                                   4
   Other accrued expenses and payables                                           107
                                                                          ----------
         Total liabilities                                                    20,009
                                                                          ----------
            Net assets applicable to capital shares outstanding           $1,020,505
                                                                          ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $1,022,087
   Overdistribution of net investment income                                     (31)
   Accumulated net realized loss on investments                               (3,862)
   Net unrealized appreciation of investments                                  2,311
                                                                          ----------
            Net assets applicable to capital shares outstanding           $1,020,505
                                                                          ==========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                            96,359
                                                                          ==========
   Net asset value, redemption price, and offering price per share        $    10.59
                                                                          ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
YEAR ENDED MARCH 31, 2008

INVESTMENT INCOME
  Interest income                                                        $45,139
                                                                         -------
EXPENSES
  Management fees                                                          3,311
  Administration and servicing fees                                        1,541
  Transfer agent's fees                                                      503
  Custody and accounting fees                                                169
  Postage                                                                     26
  Shareholder reporting fees                                                  14
  Trustees' fees                                                               9
  Registration fees                                                           44
  Professional fees                                                           55
  Other                                                                       20
                                                                         -------
    Total expenses                                                         5,692
  Expenses paid indirectly                                                  (155)
                                                                         -------
    Net expenses                                                           5,537
                                                                         -------
NET INVESTMENT INCOME                                                     39,602
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain                                                          139
  Change in net unrealized appreciation/depreciation                      (1,278)
                                                                         -------
    Net realized and unrealized loss                                      (1,139)
                                                                         -------
  Increase in net assets resulting from operations                       $38,463
                                                                         =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
YEARS ENDED MARCH 31,

                                                                   2008             2007
                                                             ---------------------------
FROM OPERATIONS
  Net investment income                                      $   39,602       $   40,302
  Net realized gain (loss) on investments                           139             (864)
  Change in net unrealized appreciation/depreciation
    of investments                                               (1,278)           2,306
                                                             ---------------------------
    Increase in net assets resulting from operations             38,463           41,744
                                                             ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (39,678)         (40,261)
                                                             ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                     213,064          195,520
  Reinvested dividends                                           30,540           29,886
  Cost of shares redeemed                                      (288,564)        (320,327)
                                                             ---------------------------
    Decrease in net assets from capital
      share transactions                                        (44,960)         (94,921)
                                                             ---------------------------
  Capital contribution from USAA Transfer Agency
    Company (Note 5C)                                                 1                -
                                                             ---------------------------
  Net decrease in net assets                                    (46,174)         (93,438)
NET ASSETS
  Beginning of year                                           1,066,679        1,160,117
                                                             ---------------------------
  End of year                                                $1,020,505       $1,066,679
                                                             ===========================
  Accumulated undistributed (overdistribution of)
    net investment income:
    End of year                                              $      (31)      $       45
                                                             ===========================

CHANGE IN SHARES OUTSTANDING
  Shares sold                                                    20,139           18,457
  Shares issued for dividends reinvested                          2,890            2,821
  Shares redeemed                                               (27,297)         (30,238)
                                                             ---------------------------
    Decrease in shares outstanding                               (4,268)          (8,960)
                                                             ===========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           to FINANCIAL Statements

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              3. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined

36

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           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

                 by the Manager, an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

              the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2008, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $17,973,000, all of which were when-issued securities.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended March 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $155,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

              requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended March 31, 2008, the Fund paid CAPCO facility fees of $1,000, which represents 2.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

         The tax character of distributions paid during the years ended March 31, 2008, and 2007, was as follows:

                                                     2008         2007
                                                 -------------------------
         Tax-exempt income                       $39,678,000   $40,261,000

         As of March 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed tax-exempt income                       $   379,000
         Accumulated capital and other losses                   (3,862,000)
         Unrealized appreciation                                 2,311,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2008, the Fund had capital loss carryovers of $3,862,000, for federal income tax purposes which, if not offset by subsequent capital gains, will expire between 2009 and 2016, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                              CAPITAL LOSS CARRYOVERS
                      --------------------------------------
                        EXPIRES                     BALANCE
                      ----------                  ----------
                         2009                     $  85,000
                         2012                       149,000
                         2013                       941,000
                         2014                       265,000
                         2015                     2,326,000
                         2016                        96,000
                                                 ----------
                                       Total     $3,862,000
                                                 ==========

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2008, were $236,310,000 and $193,558,000, respectively.

         As of March 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was $1,016,451,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2008, for federal income tax purposes, were $7,299,000 and $4,988,000, respectively, resulting in net unrealized appreciation of $2,311,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

              which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended March 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $3,311,000, which included a performance adjustment of $435,000 that increased the base management fee of 0.28% by 0.04%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,541,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

              Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2008, the Fund reimbursed the Manager $17,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $503,000. Additionally, the Fund recorded a receivable from SAS of $1,000 at March 31, 2008, for adjustments related to corrections to shareholder transactions.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2008, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

         Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                              NET REALIZED
                                                                COST TO       GAIN (LOSS)
                   SELLER                   PURCHASER          PURCHASER       TO SELLER
         ---------------------------------------------------------------------------------
         USAA Tax Exempt               USAA Virginia Money
           Short-Term Fund               Market Fund          $  504,000           $(0)*
         USAA Tax Exempt               USAA Growth and
           Short-Term Fund               Tax Strategy Fund     6,100,000             0*
         USAA California               USAA Tax Exempt
           Bond Fund                     Short-Term Fund       4,000,000         1,000
         USAA Tax Exempt               USAA Tax Exempt
           Intermediate-Term Fund        Short-Term Fund       1,600,000             0*
         USAA Virginia                 USAA Tax Exempt
           Bond Fund                     Short-Term Fund       7,000,000         1,000

         *Amount is less than $500.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective April 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (FAS) NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS
              157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of FAS 157 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated FAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

           D. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (FAS 161) - In March 2008, FASB issued FAS 161. In summary, FAS 161

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

              requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 161 on the Fund's financial statement disclosures.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                 YEAR ENDED MARCH 31,
                                      ---------------------------------------------------------------------
                                            2008          2007            2006           2005          2004
                                      ---------------------------------------------------------------------
Net asset value at
   beginning of period                $    10.60    $    10.59      $    10.68     $    10.88    $    10.87
                                      ---------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                     .41           .39             .34            .28           .28
   Net realized and unrealized
      gain (loss)                           (.01)          .01            (.09)          (.20)          .01
                                      ---------------------------------------------------------------------
Total from investment operations             .40           .40             .25            .08           .29
                                      ---------------------------------------------------------------------
Less distributions from:
   Net investment income                    (.41)         (.39)           (.34)          (.28)         (.28)
                                      ---------------------------------------------------------------------
Net asset value at end of period      $    10.59    $    10.60      $    10.59     $    10.68    $    10.88
                                      =====================================================================
Total return (%)*                           3.84          3.79            2.40            .75          2.73
Net assets at end of period (000)     $1,020,505    $1,066,679      $1,160,117     $1,282,834    $1,358,560
Ratios to average net assets:**
   Expenses (%)(a)                           .55           .55             .56            .55           .56
   Net investment income (%)                3.86          3.64            3.22           2.60          2.60
Portfolio turnover (%)                        26            35              24              8            22

 *  Assumes reinvestment of all net investment income distributions during the period.
**  For the year ended March 31, 2008, average net assets were $1,026,932,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                            (.01%)        (.00%)(+)       (.01%)         (.00%)(+)     (.00%)(+)

    + Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2007, through March 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

48

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TAX EXEMPT SHORT-TERM FUND
MARCH 31, 2008

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                             BEGINNING              ENDING             DURING PERIOD*
                                           ACCOUNT VALUE         ACCOUNT VALUE        OCTOBER 1, 2007 -
                                          OCTOBER 1, 2007        MARCH 31, 2008        MARCH 31, 2008
                                          -------------------------------------------------------------
         Actual                              $1,000.00             $1,022.00               $2.73

         Hypothetical
            (5% return before expenses)       1,000.00              1,022.30                2.73

         *Expenses are equal to the Fund's annualized expense ratio of 0.54%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.20% for the six-month period of October 1, 2007, through March 31, 2008.

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of March 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA to request a free copy of the funds' statement of additional information (SAI).

50

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Financial Services Group, USAA (1/07-present); President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         BARBARA B. OSTDIEK, PH.D. (3, 4, 5, 6)
         Trustee
         Born: March 1964
         Year of Election or Appointment: 2007

         Jesse H. Jones Graduate School of Management, Associate Professor of Management, Rice University (7/01-present) and Academic Director, El Paso Corporation Finance Center (7/02-present). Mrs. Ostdiek serves as a Trustee of the USAA family of funds. Mrs. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

52

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for Life, IMCO, FAI, FPS, and SAS.

         ROBERTO GALINDO, JR.
         Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant    Vice     President,     Portfolio     Accounting/Financial
         Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

         (1) INDICATES  THOSE  OFFICERS  WHO ARE  EMPLOYEES  OF USAA  INVESTMENT
             MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

54

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present);
         Assistant  Vice  President,   Investment  Management  Administration  &
         Compliance, USAA (12/02-9/04).

         ROSE URBANCZYK
         Assistant Treasurer
         Born: June 1961
         Year of Appointment: 2008

         Executive Director, Finance, Senior Financial Officer, IMCO (11/07-present); Senior Financial Officer and Treasurer, FAI (4/07-present); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-present); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis IMCO (2/01-10/06).

                  TRUSTEES    Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Barbara B. Ostdiek, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

--------------------------------------------------------------------------------

            ADMINISTRATOR,    USAA Investment Management Company
       INVESTMENT ADVISER,    P.O. Box 659453
          UNDERWRITER, AND    San Antonio, Texas 78265-9825
               DISTRIBUTOR

--------------------------------------------------------------------------------

            TRANSFER AGENT    USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

--------------------------------------------------------------------------------

             CUSTODIAN AND    State Street Bank and Trust Company
          ACCOUNTING AGENT    P.O. Box 1713
                              Boston, Massachusetts 02105

--------------------------------------------------------------------------------

               INDEPENDENT    Ernst & Young LLP
         REGISTERED PUBLIC    100 West Houston St., Suite 1800
           ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

               MUTUAL FUND    LEARN MORE ONLINE NOW
         SELF-SERVICE 24/7    At   "Products   &  Services"   click
              AT  USAA.COM    "Investments" then "Mutual Funds"

                  OR  CALL    View  account  balance,  transactions,  fund
             (800)531-USAA    prices; or exchange/redeem fund shares.
                              Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE AT NO CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40856-0508                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2008 and 2007 were $249,620 and $240,010, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2008 and 2007 were $64,375 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under
               tax calculations     Subchapter M            TOTAL
------------------------------------------------------------------
FYE 03-31-2008     $ 0                $    0                $    0
FYE 03-31-2007     $ 0                $4,027                $4,027
------------------------------------------------------------------
TOTAL              $ 0                $4,027                $4,027
------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for March 31, 2008 and 2007 were $106,475 and $93,587, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MAY 26, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    May 30, 2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    May 28, 2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.